TRADE RECEIVABLES AND OTHER - Aging of Total Trade Receivables - Net (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade receivables [line items]
Trade receivables	€ 386	€ 465
Not past due
Trade receivables [line items]
Trade receivables	370	453
1 – 30 days past due
Trade receivables [line items]
Trade receivables	15	10
31 – 60 days past due
Trade receivables [line items]
Trade receivables	€ 1	€ 2